Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Profit or Loss and Weighted Average Number of Shares Used in Calculation of Earnings per Share
The profit or loss for the year and the weighted average number of shares used in the calculation of earnings per share are as follows:

	(In millions of yen, except number of shares)

	2017	2018	2019
Profit/(loss) for the year attributable to the shareholders of the Company from continuing operations	8,091	(4,094)	(47,472)
(Loss)/profit for the year attributable to the shareholders of the Company from discontinued operations	(13)	376	584

Total profit/(loss) for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	8,078	(3,718)	(46,888)

Weighted average number of total common shares	221,405,391	239,761,603	240,824,713
Weighted average number of total treasury shares	(459,843)	(1,686,797)	(1,682,006)

Weighted average number of common shares for basic earnings per share	220,945,548	238,074,806	239,142,707

Effect of dilution:
Stock options	16,559,789	—	—
Employee Stock Ownership Plan (J-ESOP)	47,369	—	—
Convertible bonds with stock acquisition rights	—	—	—

Weighted average number of total common shares adjusted for the effect of dilution	237,552,706	238,074,806	239,142,707